Consolidated Statements of Comprehensive Loss (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	¥ 573,566	¥ 571,024	¥ 593,634
Cost of revenues, related parties amounts	362,717	366,375	367,334
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Revenues, related parties amounts	163	919	1,377
Cost of revenues, related parties amounts	¥ 1,981	¥ 3,623